[LOGO]

[GRAPHIC]


INVESTING FOR
RELATIVE STABILITY AND CONVENIENCE...




FORTIS
MONEY FUND
SEMI-ANNUAL REPORT
March 31, 1997

FORTIS MONEY FUND SEMI-ANNUAL REPORT

CONTENTS

LETTER TO SHAREHOLDERS                                         1

SCHEDULE OF INVESTMENTS                                        2

STATEMENT OF ASSETS AND LIABILITIES                            4

STATEMENT OF OPERATIONS                                        5

STATEMENTS OF CHANGES IN NET ASSETS                            6

NOTES TO FINANCIAL STATEMENTS                                  7

BOARD OF DIRECTORS AND OFFICERS                                9

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2638, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th

 - 7:30 a.m. to 5:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2638, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2638.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2638, EXT. 4579.

HOW TO USE THIS REPORT

The letter from the portfolio manager and president provides a detailed analysis of the fund and financial markets. The pie chart shows a breakdown of the fund's assets by industry.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

                                      Photo

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 3/31/97

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Consumer Finance                   15.4%
Diversified Finance                15.1%
Banks                              24.7%
Captive Equipment Finance           8.8%
Captive Auto Finance                9.0%
Brokerage & Investment              4.4%
Industrial                          4.4%
Tabacco                             4.2%
Utilities - Electric                5.5%
Food-Grocery                        4.6%
Beverage                            3.7%

DEAR SHAREHOLDER,

We are pleased to present the Fortis Money Fund semi-annual report for the period ended March 31, 1997.

ECONOMIC REVIEW AND INVESTMENT STRATEGIES

On March 25, 1997 the Federal Reserve raised the federal funds rate .25% and ended a long period of stable short-term interest rates. This adjustment was made to slow the economy before its strength caused inflation to rise to unacceptable levels. During the months before the rate hike, short-term rates stayed within a narrow range despite fairly robust economic growth. In the second half of 1996, the Gross Domestic Product (GDP) grew at a 3.4% pace, slightly stronger than what is considered to be noninflationary growth.

PORTFOLIO REVIEW

In the six months ending March 31, 1997 the fund yielded 4.63%. In a period of stable short term rates, the yield was little changed from last year when the fund's yield was 4.67%. Given the recent increase in the federal funds rate and the possibility of more to come, we expect the fund's yield to rise in the coming months.

In March, we lowered the average maturity of the Money Fund to 40 days, anticipating that the Federal Reserve would soon be raising rates. Before March, we kept the average maturity of the Money Fund holdings between 50 and 60 days. This captured the higher yield on longer maturities during a period when it was unlikely that rates would rise.

Looking forward, we expect economic growth to be modest for the rest 1997. Our forecast is for real GDP to grow 3% and for inflation to remain near its current level of 3%. The Federal Reserve says that this rate of growth has inflationary implications, and we expect them to raise rates once or twice over the next six months. We will be keeping the Fund's average maturity fairly short (30-40 days) until we think there is little chance of more rate increases.

IN CLOSING

We appreciate your investment with Fortis and look forward to serving your financial needs. If you have any questions, please call us or talk with your investment professional.

Sincerely,

           [SIGNATURE]                                            [SIGNATURE]
Dean C. Kopperud                                                  Howard G. Hudson
President                                                         Vice President

FORTIS MONEY FUND
Schedule of Investments
(Unaudited)
March 31, 1997

SHORT-TERM INVESTMENTS-99.95%

--------------------------------------------------------------------------------
                                                                                                Standard
    Principal                                                                   Maturity        & Poor's
     Amount                                                        Yield          Date           Rating          Value(a)
   -----------                                                   ---------    ------------   ---------------   -------------
                 BANKS-24.67%
   $2,000,000    Banc One Funding Corp. (c)...................      5.49%        05/23/97              A1      $   1,984,515
    4,503,000    Banc One Funding Corp. (c)...................      5.47%        05/09/97              A1          4,477,571
    4,000,000    Chase Manhattan Bank N.A.....................      5.51%        07/02/97              A1          3,945,822
    6,200,000    Deutsche Bank, Inc...........................      5.50%        05/21/97             A1+          6,154,103
    1,927,000    First Trust Money Market Variable Rate Time
                   Deposit....................................      5.34%        04/01/97             A1+          1,927,000
    5,000,000    First Union Bank.............................      5.39%        05/01/97              A1          4,977,875
    4,500,000    Norwest Corp.................................      5.48%        04/21/97             A1+          4,486,675
    4,000,000    Toronto-Dominion Holdings USA, Inc...........      5.49%        05/02/97             A1+          3,981,676
    2,500,000    Toronto-Dominion Holdings USA, Inc...........      5.47%        05/19/97             A1+          2,482,167
                                                                                                               -------------
                                                                                                                  34,417,404
                                                                                                               -------------
                 BEVERAGE-3.73%
    5,200,000    Pepsico, Inc.................................      5.36%        04/07/97              A1          5,195,433
                                                                                                               -------------
                 BROKERAGE AND INVESTMENT-4.43%
    4,100,000    Merrill Lynch & Co., Inc.....................      5.38%        04/14/97             A1+          4,092,197
    2,100,000    Merrill Lynch & Co., Inc.....................      5.57%        06/03/97             A1+          2,080,228
                                                                                                               -------------
                                                                                                                   6,172,425
                                                                                                               -------------
                 CAPTIVE AUTO FINANCE-9.04%
    4,100,000    Ford Motor Credit Corp.......................      5.41%        06/06/97              A1          4,060,462
    2,400,000    Ford Motor Credit Corp.......................      5.62%        05/13/97              A1          2,384,600
    2,000,000    General Motors Acceptance Corp...............      5.49%        04/09/97             P1*          1,997,649
    4,200,000    General Motors Acceptance Corp...............      5.56%        05/30/97             P1*          4,162,968
                                                                                                               -------------
                                                                                                                  12,605,679
                                                                                                               -------------
                 CAPTIVE EQUIPMENT FINANCE-8.84%
    6,000,000    IBM Credit Corp..............................      5.43%        05/16/97              A1          5,960,400
    6,100,000    John Deere Capital Corp......................      5.44%        04/21/97              A1          6,082,208
      300,000    PACCAR Financial Co..........................      5.79%        06/13/97              A1            296,666
                                                                                                               -------------
                                                                                                                  12,339,274
                                                                                                               -------------
                 CONSUMER FINANCING-15.40%
    6,000,000    American Express Credit Corp.................      5.48%        04/30/97              A1          5,974,480
    6,000,000    American General Finance Corp................      5.44%        05/27/97             A1+          5,950,720
    3,600,000    Beneficial Corp..............................      5.49%        06/05/97              A1          3,565,420
    6,000,000    Household Finance Corp.......................      5.45%        04/03/97              A1          5,998,243
                                                                                                               -------------
                                                                                                                  21,488,863
                                                                                                               -------------
                 DIVERSIFIED FINANCE-15.10%
    2,582,000    Associates Corp. Master Variable Rate Note...      5.57%        04/01/97             A1+          2,582,000
    6,200,000    CIT Group Holdings, Inc......................      5.45%        04/02/97              A1          6,199,094
    3,000,000    General Electric Capital Corp................      5.52%        05/28/97             A1+          2,974,588
    3,300,000    General Electric Capital Corp................      5.56%        07/07/97             A1+          3,252,163
    6,100,000    Prudential Funding Corp......................      5.39%        05/22/97              A1          6,054,718
                                                                                                               -------------
                                                                                                                  21,062,563
                                                                                                               -------------
                 FOOD-GROCERY, MISCELLANEOUS-4.63%
    6,500,000    Nestle Capital Corp..........................      5.42%        05/08/97              A1          6,464,526
                                                                                                               -------------
                 INDUSTRIAL-4.42%
    3,600,000    Xerox Credit Corp............................      5.42%        05/06/97              A1          3,581,520
    2,600,000    Xerox Credit Corp............................      5.41%        04/24/97              A1          2,591,196
                                                                                                               -------------
                                                                                                                   6,172,716
                                                                                                               -------------
                 TOBACCO-4.15%
    2,500,000    Phillip Morris Companies, Inc................      5.65%        04/23/97              A1          2,491,521
    3,300,000    Phillip Morris Companies, Inc................      6.19%        04/02/97              A1          3,299,441
                                                                                                               -------------
                                                                                                                   5,790,962
                                                                                                               -------------

--------------------------------------------------------------------------------

                                                                                                Standard
    Principal                                                                   Maturity        & Poor's
     Amount                                                        Yield          Date           Rating          Value(a)
   -----------                                                   ---------    ------------   ---------------   -------------
                 UTILITIES-ELECTRIC-5.54%
   $4,750,000    South Carolina Fuel Co. (d)..................      5.53%        04/21/97              A1      $   4,735,671
    3,000,000    Wisconsin Electric Fuel Trust................      5.40%        04/11/97             A1+          2,995,583
                                                                                                               -------------
                                                                                                                   7,731,254
                                                                                                               -------------
                 TOTAL SHORT-TERM INVESTMENTS (COST:
                   $139,441,099) (B)..........................                                                 $ 139,441,099
                                                                                                               -------------
                                                                                                               -------------

     (a) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
     (b) Also represents the cost of securities for federal income tax purposes.
     (c) Commercial paper sold within the terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These investments have been identified by portfolio management as liquid under guidelines established by the Board of Directors.
     (d) Commercial paper sold within the terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securiites Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This investment has been identified by portfolio management as illiquid. The portfolio entered into the following Section 4(2) transaction: March 20, 1997 the portfolio acquired $4,750,000 par South Carolina Fuel Co. due April 21, 1997 with as cost basis on March 31, 1997 of $4,735,671. The value of this investment at March 31, 1997 is $4,735,671 which represents 3.39% of total net assets.
     (e) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
      * Moody's Rating

FORTIS MONEY FUND

Statement of Assets and Liabilities

(Unaudited)

March 31, 1997

--------------------------------------------------------------------------------
ASSETS
  Short-term investments, as detailed in
    the accompanying schedule, at
    amortized cost (approximates market)
    (Note 1)............................  $  139,441,099
  Cash on deposit with custodian........          66,332
  Receivables:
    Interest and dividends..............          29,563
  Deferred registration costs (Note
    1)..................................          93,596
  Prepaid expenses......................          15,907
                                          --------------
TOTAL ASSETS............................     139,646,497
                                          --------------
LIABILITIES
  Cash portion of dividends payable.....          30,569
  Payable for investment advisory and
    management fees (Note 2)............          67,488
  Payable for distribution fees (Note
    2)..................................              19
  Accounts payable and accrued
    expenses............................          34,039
                                          --------------
TOTAL LIABILITIES.......................         132,115
                                          --------------
NET ASSETS
  Net proceeds of capital stock, par
    value $.01 per share-authorized
    50,000,000,000 shares...............  $  139,514,382
                                          --------------
SHARES OUTSTANDING AND NET ASSET VALUE
  PER SHARE:
  Class A shares (based on net assets of
    $139,283,744 and 139,283,744 shares
    outstanding)........................           $1.00
                                          --------------
  Class B shares (based on net assets of
    $92,680 and 92,680 shares
    outstanding)........................           $1.00
                                          --------------
  Class C shares (based on net assets of
    $2,945 and 2,945 shares
    outstanding)........................           $1.00
                                          --------------
  Class H shares (based on net assets of
    $135,013 and 135,013 shares
    outstanding)........................           $1.00
                                          --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MONEY FUND

Statement of Operations

(Unaudited)

For the Six-Month Period Ended March 31, 1997

--------------------------------------------------------------------------------
NET INVESTMENT INCOME:
  Income
    Interest income.....................  $ 3,390,765
                                          ------------
  Expenses:
    Investment advisory and management
     fees (Note 2)......................      373,979
    Distribution fees (Class B) (Note
     2).................................          276
    Distribution fees (Class C) (Note
     2).................................            7
    Distribution fees (Class H) (Note
     2).................................          711
    Legal and auditing fees (Note 2)....        7,658
    Custodian fees......................        8,260
    Shareholders' notices and reports...       11,971
    Registration fees (Note 1)..........       36,544
    Directors' fees and expenses........        4,721
    Transfer agent expenses (Note 2)....       47,045
    Other...............................        2,226
                                          ------------
  Total expenses........................      493,398
                                          ------------
NET INVESTMENT INCOME...................    2,897,367
                                          ------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................  $ 2,897,367
                                          ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MONEY FUND

Statement of Changes in Net Assets

--------------------------------------------------------------------------------
                                              FOR THE
                                             SIX-MONTH          FOR THE
                                           PERIOD ENDED       YEAR ENDED
                                          MARCH 31, 1997     SEPTEMBER 30,
                                            (UNAUDITED)          1996
                                          ---------------   ---------------
INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS
  Net investment income.................  $     2,897,367   $     5,573,925
                                          ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................       (2,892,453)       (5,567,690)
    Class B.............................           (1,351)           (2,121)
    Class C.............................              (37)           (1,212)
    Class H.............................           (3,526)           (2,902)
                                          ---------------   ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....       (2,897,367)       (5,573,925)
                                          ---------------   ---------------
CAPITAL STOCK TRANSACTIONS (AT CONSTANT
  $1.00 NET ASSET VALUE PER SHARE):
  Proceeds from sale of shares
    Class A.............................      168,515,498       289,819,879
    Class B.............................          183,551           528,590
    Class C.............................            2,768           115,173
    Class H.............................          470,823           382,158
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A.............................        2,623,762         5,017,020
    Class B.............................              751             1,586
    Class C.............................               36             1,139
    Class H.............................            1,751             2,280
  Less cost of repurchase of shares
    Class A.............................     (152,230,938)     (279,933,849)
    Class B.............................         (119,473)         (502,325)
    Class C.............................             (317)         (125,075)
    Class H.............................         (397,970)         (445,978)
                                          ---------------   ---------------
NET INCREASE IN NET ASSETS FROM SHARE
TRANSACTIONS............................       19,050,242        14,860,598
                                          ---------------   ---------------
TOTAL INCREASE IN NET ASSETS............       19,050,242        14,860,598
NET ASSETS:
  Beginning of period...................      120,464,140       105,603,542
                                          ---------------   ---------------
  End of period.........................  $   139,514,382   $   120,464,140
                                          ---------------   ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MONEY FUND

Notes to Financial Statements

(Unaudited)

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: The fund is a diversified series of Fortis Money Portfolios, Inc., an open-end management investment company. The primary investment objective of the fund is maximum current income to the extent consistent with stability of principal. The Articles of Incorporation of Fortis Money Portfolios, Inc. permits the Board of Directors to create additional portfolios in the future.

   The fund offers Class A, Class B, Class C and Class H shares. The fund began to issue multiple class shares effective November 14, 1994. Class B and H shares may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares may be subject to a contingent deferred sales charge for one year. Class A shares of the Fund will be offered to investors generally, while Class B, C and H will be available only for exchange from the corresponding class of any other fund. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   SECURITY VALUATION: Pursuant to Rule 2a-7 under the Investment Company Act of 1940, investments are valued at amortized cost which assumes a constant amortization to maturity of discount or premium. The use of this method results in a constant net asset value of $1.00.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income including amortization of premium and discount, is recorded on the accrual basis. For the period ended March 31, 1997, the cost of purchases and proceeds from sales of short-term securities aggregated $327,560,858 and $308,637,675 respectively.

   INCOME TAXES: The fund intends to qualify, under the Internal Revenue Code, as a regulated investment company and if so qualified, will not have to pay federal income taxes to the extent its taxable net income is distributed. On a calendar year basis, the fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME DISTRIBUTIONS: It is the policy of the fund to declare a distribution of all its net investment income each day the New York Stock Exchange is open, to shareholders of record the previous day, to be paid on the last business day of each month.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc. is the investment adviser for the fund. Investment advisory and management fees are computed at an annual rate of .6% of the first $500 million of average daily net assets and .55% of average daily net assets in excess of $500 million.

   Pursuant to a plan adopted under Rule 12b-1 of the Investment Company Act of 1940, Fortis Advisers uses .2% of its advisory and management fee to pay for distribution expenses. Classes B, C and H pay Fortis Investors, Inc. (the fund's principal underwriter) additional distribution fees equal to .8% of average daily net assets (of the respective classes) on an annual basis. Fortis Investors, Inc. also received sales charges (paid by redeemers of the funds' shares) aggregating $1,621 for Class B and $1,086 for Class H.

   The fund also reimburses Fortis Advisers, Inc. for direct transfer agent expenses such as postage.

   Legal fees and expenses aggregating $3,608 for the period ended March 31, 1997 were paid to a law firm of which the secretary of the fund is a partner.

FORTIS MONEY FUND

(Unaudited)

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS Selected per share historical data for each of the Portfolios was as follows:

                                                               For the Year Ended September 30,
                                           ------------------------------------------------------------------------
                                                                           Class A
                                           ------------------------------------------------------------------------
                                             1997         1996         1995         1994         1993        1992
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $    1.00    $    1.00    $    1.00    $    1.00    $   1.00    $   1.00
                                           ---------    ---------    ---------    ---------    --------    --------
Operations:
  Investment income - net...............         .02          .05          .05          .03         .02         .03
                                           ---------    ---------    ---------    ---------    --------    --------
Distributions to shareholders:
  From investment income - net..........        (.02)        (.05)        (.05)        (.03)       (.02)       (.03)
                                           ---------    ---------    ---------    ---------    --------    --------
Net asset value, end of period..........   $    1.00    $    1.00    $    1.00    $    1.00    $   1.00    $   1.00
                                           ---------    ---------    ---------    ---------    --------    --------
Total return............................        2.33%        4.74%        5.03%        2.92%       2.36%       3.61%
Net assets end of period (000s
  omitted)..............................   $ 139,284    $ 120,375    $ 105,472    $ 105,659    $ 94,399    $ 98,302
Ratio of expenses to average daily net
  assets................................         .87%         .91%         .91%         .88%        .93%        .83%
Ratio of net investment income to
  average daily net assets..............        4.64%        4.67%        4.91%        2.92%       2.34%       3.59%

                                                                      For the Year Ended September 30,
                                           --------------------------------------------------------------------------------------
                                                    Class B                       Class C                       Class H
                                           --------------------------    --------------------------    --------------------------
                                           1997**    1996+     1995++    1997**     1996     1995***   1997**     1996     1995****
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $1.00     $1.00     $  --     $1.00     $ 1.00    $1.00     $1.00     $ 1.00    $1.00
                                           ------    ------    ------    ------    ------    ------    ------    ------    ------
Operations:
  Investment income - net...............     .02       .04        --       .02        .05      .01       .02        .04      .02
                                           ------    ------    ------    ------    ------    ------    ------    ------    ------
Distributions to shareholders:
  From investment income - net..........    (.02)     (.04)       --      (.02)      (.05)    (.01)     (.02)      (.04)    (.02)
                                           ------    ------    ------    ------    ------    ------    ------    ------    ------
Net asset value, end of period..........   $1.00     $1.00     $  --     $1.00     $ 1.00    $1.00     $1.00     $ 1.00    $1.00
                                           ------    ------    ------    ------    ------    ------    ------    ------    ------
Total return@...........................    1.89%     4.11%       --      2.24%      4.97%    1.33%     1.99%      4.04%    2.52%
Net assets end of period (000s
  omitted)..............................   $  93     $  28     $  --     $   3     $    1    $   9     $ 135     $   60    $ 122
Ratio of expenses to average daily net
  assets................................    1.67%*    1.71%*      --      1.67%*     1.46%(a)  1.71%*   1.67%*     1.71%    1.71%*
Ratio of net investment income to
  average daily net assets..............    3.92%*    3.99%*      --      3.99%*     4.33%(a)  4.46%*   3.96%*     4.03%    4.43%*

*      Annualized
**     For the six-month period ended March 31, 1997
*** For the period from June 14, 1995 (date of first investment) to September 30, 1995.
**** For the period from March 16, 1995 (date of first investment) to September 30, 1995.
@ These are the portfolio's total returns during the periods, including reinvestment of all distributions.
+ For the period from October 9, 1995 (date of first investment) to September 30, 1996.
++ No activity for the period from November 14, 1994 (commencement of operations) to September 30, 1995.
(a) Advisers has reimbursed expenses for 12b-1 fees charged in excess of National Association of Securities Dealers limitations. For the year ending September 30, 1996, had the reimbursement not been made, ratios of expenses and net investment income to average daily net assets would have been 1.71% and 4.08% respectively, for Class C.

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        INTERIM PRESIDENT, HAVERFORD COLLEGE.
                                           PRIOR TO JULY 1996, PRESIDENT
                                           MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           SENIOR VICE PRESIDENT AND DIRECTOR,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           TIME INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY, 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC., FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT PRIOR TO JULY, 1995, VICE
                                           PRESIDENT AND TREASURER, JOSTENS,
                                           INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Shadko                MARKETING CONSULTANT PRIOR TO MAY,
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR PRIOR TO JANUARY, 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       First Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG Peat Marwick LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

FORTIS FINANCIAL GROUP

Fortis Financial Group (FFG) provides solutions for customers' financial needs using mutual funds, annuities and life insurance. Besides our own array of quality products, we create and deliver customized products for other financial service providers. Like the Fortis name, which comes from the Latin for strong and steadfast, we concentrate on the customer relationships we build, the services we provide, the solutions we offer and the performance we seek.

FFG includes Fortis Advisers, Inc., as established money manager, as well as Fortis Investors, Inc., a broker dealer with nationwide sales and marketing influence. The guarantees in our insurance products are underwritten by Fortis Benefits Insurance Company and Time Insurance Company.

[GRAPHIC]

Fortis Financial Group is part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations in the United States. Fortis, Inc. is part of Fortis, a worldwide group of companies active in the fields of insurance, banking and investments. Fortis is jointly owned by Fortis AMEV of The Netherlands and Fortis AG of Belgium.




[GRAPHIC] FOR MORE INFORMATION, CALL YOUR INVESTMENT REPRESENTATIVE OR FORTIS
          AT (800) 800-2638.


[LOGO]
FORTIS FINANCIAL GROUP
P.O. BOX 64284
ST. PAUL, MN 55164


FORTIS MONEY FUND


Bulk Rate
U.S. Postage
PAID
Permit No. 3794
Minneapolis, MN






[LOGO] Printed on recycled paper with 40% preconsumer waste and 10% post consumer waste. Please recycle.

FORTIS-Registered Trademark- and Fortis-Registered Trademark- are registered servicemarks of Fortis AMEV and Fortis AG.

95379 (5/97)